Provisions for Legal Proceedings (Details) - Schedule of Breakdown Liabilities - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 266,590	$ 197,440
Non-current liabilities	272,387	315,953
Liabilities	$ 538,977	$ 513,393